Insurance (Tables)	12 Months Ended
Jun. 30, 2018
Insurance
Schedule of liabilities covered by insurance

Below is the table of the liabilities covered by insurance and the related amounts at June 30, 2018:

Insurance type	Coverage - R$

Civil liability (D&O)	30,000
Civil, professional and general liability	5,000
Machinery	8,432
Fire/lightning/explosion/electrical damage (office)	775
Storage silo (Chaparral Farm)	13,900
58,107